EARNINGS PER SHARE - Schedule of Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Profit for the period	$ 1,218,292	$ 110,830
Weighted average number of basic shares (in shares)	222,623	222,623
Weighted average number of diluted shares (in shares)	222,623	222,623
Basic earnings per share (in USD per share)	$ 5.47	$ 0.50
Diluted earnings per share (in USD per share)	5.47	0.50
Cash dividends per share declared (in USD per share)	$ 2.58	$ 0.38